Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ 3,713	$ (2,257)	$ (5,263)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	621	477	540
Share-based compensation	6,117	5,174	3,356
Change in:
Severance pay, net	137	(46)	(164)
Trade receivables, net	(2,332)	(1,039)	2,412
Other account receivables and prepaid expenses	1,381	(1,140)	289
Inventories	552	157	(410)
Trade payables	(17)	16	1,017
Employees and payroll accruals	192	768	16
Other liabilities and accrued expenses	2,225	910	724
Deferred revenue and advances from customers	(5,580)	4,341	(411)
Changes in operating lease right-of-use assets and liabilities, net	(48)	(112)	40
Accrued interest on bank deposits and other	(2,255)	(1,230)	(144)
Net cash provided by operating activities	4,706	6,019	2,002
Cash flows from investing activities:
Business acquisitions, net of cash acquired (Refer to Note 10)	(2,477)
Net investment in short-term and long-term bank deposits	(885)	(8,281)	(3,064)
Purchase of property and equipment	(232)	(150)	(437)
Net cash used in investing activities	(3,594)	(8,431)	(3,501)
Foreign currency translation adjustments on cash and cash equivalents	253	(9)	(101)
Increase (decrease) in cash and cash equivalents	1,365	(2,421)	(1,600)
Cash and cash equivalents at beginning of the year	9,527	11,948	13,548
Cash and cash equivalents at end of the year	10,892	9,527	11,948
(a) Non-cash investing activities:
Purchase of property and equipment	43	95	55
Net increase in operating lease right-of-use assets	202	1,624	117
(b) Cash paid during the year for:
Taxes on income	$ 190	$ 104	$ 82